Significant Accounting Policies (Details) - USD ($)		6 Months Ended
	Feb. 01, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Loss per share totalled		$ 9,394,203	$ 6,427,899
Intangible assets useful life		3 years
Incurred amount		$ 0	$ 174,813
Warrant derivative loss	$ 9,743,659